Equity (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Accumulated Other Comprehensive Income (Loss)

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2011	2010
Foreign currency translation	$316,010	$(187,746)
Retirement benefit plans	(766,159)	(1,019,762)
Other	(841)	(1,053)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2011	2010	2009
Shares repurchased	8,008,926	441,118	7,557,284
Average price per share	$86.54	$56.67	$59.25